SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 10,889,863	$ 8,927,330
Stock-based compensation	1,185,399	1,348,928
Research and development capitalized expenses	611,245	614,041
Intangible amortization	80,518	54,141
Other	70,730	33,453
Less valuation allowances	(12,837,755)	(10,977,893)
Net deferred tax assets